Ordinary shares (Details) (USD $)	1 Months Ended							12 Months Ended			1 Months Ended							1 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Apr. 30, 2010	Jan. 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2010 Young Vision [Member]	Jan. 31, 2006 Young Vision [Member]	Jan. 31, 2010 Global Village [Member]	Jan. 31, 2006 Global Village [Member]	Apr. 30, 2011 Common Class A [Member]	Dec. 31, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Apr. 30, 2011 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member]
Schedule of Ordinary shares [Line Items]
Ordinary shares, Shares Authorized	500,000,000			500,000,000				500,000,000	500,000,000	156,631,180						378,000,000	378,000,000		122,000,000	122,000,000
Ordinary shares, Par Value	$ 0.001			$ 0.001			$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001		$ 0.001		$ 0.001			$ 0.001
Ordinary shares, Shares Issued, before Subdivision							100					55		45
Ordinary shares, Par Value, before Subdivision							$ 1.00
Stockholders' Equity Note, Stock Split, Conversion Ratio							1,000
Ordinary shares, Shares Issued	2,403,180	2,160,951	563,715	907,086	2,152,693		65,239,960								26,063,544
Ordinary shares, Shares Outstanding												35,936,978		29,402,982		123,472,524	109,392,815		60,684,573	69,636,436
Ordinary shares designated as equity pool												18,086,101
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Shares (in shares)											3,517,544		2,125,176
Issuance of ordinary shares in connection with exercise of share options, Shares (in shares)						578,060		1,615,452	31,172	0
Ordinary shares, Shares Issued, Offered through IPO															20,891,130
Ordinary shares, Shares Issued in connection with concurrent private placement															5,172,414
Conversion of Stock, Shares Issued															27,024,089			51,289,927